Annual Fund Operating Expenses	May 01, 2026
VanEck Agribusiness ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 1, 2027
VanEck Agribusiness ETF | VanEck Agribusiness ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.56%	[1]
Fee Waiver or Reimbursement	0.00%	[1]
Net Expenses (as a percentage of Assets)	0.56%	[1]
VanEck Copper and Electrification Metals ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 1, 2027
VanEck Copper and Electrification Metals ETF | VanEck Copper and Electrification Metals ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.59%
Other Expenses (as a percentage of Assets):	0.03%	[2]
Expenses (as a percentage of Assets)	0.62%	[2]
VanEck Gold Miners ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 1, 2027
VanEck Gold Miners ETF | VanEck Gold Miners ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.51%	[3]
Fee Waiver or Reimbursement	0.00%	[3]
Net Expenses (as a percentage of Assets)	0.51%	[3]
VanEck Junior Gold Miners ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 1, 2027
VanEck Junior Gold Miners ETF | VanEck Junior Gold Miners ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.52%	[4]
Fee Waiver or Reimbursement	0.00%	[4]
Net Expenses (as a percentage of Assets)	0.52%	[4]
VanEck Low Carbon Energy ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 1, 2027
VanEck Low Carbon Energy ETF | VanEck Low Carbon Energy ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	0.64%	[5]
Fee Waiver or Reimbursement	0.00%	[5]
Net Expenses (as a percentage of Assets)	0.64%	[5]
VanEck Natural Resources ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 1, 2027
VanEck Natural Resources ETF | VanEck Natural Resources ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Other Expenses (as a percentage of Assets):	0.01%	[6]
Expenses (as a percentage of Assets)	0.41%	[6]
VanEck Oil Refiners ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 1, 2027
VanEck Oil Refiners ETF | VanEck Oil Refiners ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Other Expenses (as a percentage of Assets):	0.44%
Expenses (as a percentage of Assets)	0.94%	[7]
Fee Waiver or Reimbursement	(0.33%)	[7]
Net Expenses (as a percentage of Assets)	0.61%	[7]
VanEck Oil Services ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 1, 2027
VanEck Oil Services ETF | VanEck Oil Services ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Other Expenses (as a percentage of Assets):	0.00%	[8]
Expenses (as a percentage of Assets)	0.35%	[8]
VanEck Rare Earth and Strategic Metals ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 1, 2027
VanEck Rare Earth and Strategic Metals ETF | VanEck Rare Earth and Strategic Metals ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.53%	[9]
Fee Waiver or Reimbursement	0.00%	[9]
Net Expenses (as a percentage of Assets)	0.53%	[9]
VanEck Steel ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 1, 2027
VanEck Steel ETF | VanEck Steel ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	0.64%	[10]
Fee Waiver or Reimbursement	(0.09%)	[10]
Net Expenses (as a percentage of Assets)	0.55%	[10]
VanEck® Uranium and Nuclear ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 1, 2027
VanEck® Uranium and Nuclear ETF | VanEck® Uranium and Nuclear ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.52%	[11]
Fee Waiver or Reimbursement	0.00%	[11]
Net Expenses (as a percentage of Assets)	0.52%	[11]
VanEck Africa Index ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 1, 2027
VanEck Africa Index ETF | VanEck Africa Index ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Other Expenses (as a percentage of Assets):	0.26%
Expenses (as a percentage of Assets)	0.76%	[12]
Fee Waiver or Reimbursement	0.00%	[12]
Net Expenses (as a percentage of Assets)	0.76%	[12]
VanEck Brazil Small-Cap ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 1, 2027
VanEck Brazil Small-Cap ETF | VanEck Brazil Small-Cap ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Other Expenses (as a percentage of Assets):	0.67%
Expenses (as a percentage of Assets)	1.17%	[13]
Fee Waiver or Reimbursement	(0.57%)	[13]
Net Expenses (as a percentage of Assets)	0.60%	[13]
VanEck Digital India ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 1, 2027
VanEck Digital India ETF | VanEck Digital India ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Other Expenses (as a percentage of Assets):	0.00%	[14]
Expenses (as a percentage of Assets)	0.70%	[14]
VanEck India Growth Leaders ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 1, 2027
VanEck India Growth Leaders ETF | VanEck India Growth Leaders ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Other Expenses (as a percentage of Assets):	0.30%	[15]
Expenses (as a percentage of Assets)	0.80%	[16]
Fee Waiver or Reimbursement	(0.08%)	[16]
Net Expenses (as a percentage of Assets)	0.72%	[16]
VanEck Indonesia Index ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 1, 2027
VanEck Indonesia Index ETF | VanEck Indonesia Index ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Other Expenses (as a percentage of Assets):	0.36%
Expenses (as a percentage of Assets)	0.86%	[17]
Fee Waiver or Reimbursement	(0.29%)	[17]
Net Expenses (as a percentage of Assets)	0.57%	[17]
VanEck Israel ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 1, 2027
VanEck Israel ETF | VanEck Israel ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	0.64%	[18]
Fee Waiver or Reimbursement	(0.05%)	[18]
Net Expenses (as a percentage of Assets)	0.59%	[18]
VanEck Vietnam ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 1, 2027
VanEck Vietnam ETF | VanEck Vietnam ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	0.66%	[19]
Fee Waiver or Reimbursement	0.00%	[19]
Net Expenses (as a percentage of Assets)	0.66%	[19]
VanEck BDC Income ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 1, 2027
VanEck BDC Income ETF | VanEck BDC Income ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Other Expenses (as a percentage of Assets):	0.02%	[20]
Acquired Fund Fees and Expenses	9.27%	[21]
Expenses (as a percentage of Assets)	9.69%	[20]
VanEck International High Yield Bond ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 1, 2027
VanEck International High Yield Bond ETF | VanEck International High Yield Bond ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Other Expenses (as a percentage of Assets):	0.00%	[22]
Expenses (as a percentage of Assets)	0.40%	[22]
VanEck J.P. Morgan EM Local Currency Bond ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 1, 2027
VanEck J.P. Morgan EM Local Currency Bond ETF | VanEck J.P. Morgan EM Local Currency Bond ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.27%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.31%	[23]
Fee Waiver or Reimbursement	(0.01%)	[23]
Net Expenses (as a percentage of Assets)	0.30%	[23]
VanEck Mortgage REIT Income ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 1, 2027
VanEck Mortgage REIT Income ETF | VanEck Mortgage REIT Income ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Other Expenses (as a percentage of Assets):	0.03%	[24]
Expenses (as a percentage of Assets)	0.43%	[24]
VanEck Office and Commercial REIT ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 1, 2027
VanEck Office and Commercial REIT ETF | VanEck Office and Commercial REIT ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Other Expenses (as a percentage of Assets):	0.01%	[25]
Expenses (as a percentage of Assets)	0.51%	[25]
VanEck Preferred Securities ex Financials ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 1, 2027
VanEck Preferred Securities ex Financials ETF | VanEck Preferred Securities ex Financials ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Other Expenses (as a percentage of Assets):	0.00%	[26]
Expenses (as a percentage of Assets)	0.40%	[26]
VanEck Russia ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2027
VanEck Russia ETF | VanEck Russia ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%	[27]
Other Expenses (as a percentage of Assets):	0.72%	[28]
Acquired Fund Fees and Expenses	0.11%	[29]
Expenses (as a percentage of Assets)	1.33%	[30]
Fee Waiver or Reimbursement	(0.50%)	[30]
Net Expenses (as a percentage of Assets)	0.83%	[30]
VanEck Russia Small-Cap ETF | VanEck Russia Small-Cap ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%	[31]
Other Expenses (as a percentage of Assets):	8.88%	[32]
Acquired Fund Fees and Expenses	0.12%	[33]
Expenses (as a percentage of Assets)	9.50%	[34]
Fee Waiver or Reimbursement	(8.66%)	[34]
Net Expenses (as a percentage of Assets)	0.84%	[34]
VanEck AA-BB CLO ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 1, 2027
VanEck AA-BB CLO ETF | VanEck AA-BB CLO ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Other Expenses (as a percentage of Assets):	0.00%	[35]
Expenses (as a percentage of Assets)	0.45%	[35]
VanEck CLO ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 1, 2027
VanEck CLO ETF | VanEck CLO ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.36%
Other Expenses (as a percentage of Assets):	0.00%	[36]
Expenses (as a percentage of Assets)	0.36%	[36]
VanEck China Bond ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 1, 2027
VanEck China Bond ETF | VanEck China Bond ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Other Expenses (as a percentage of Assets):	0.51%
Expenses (as a percentage of Assets)	0.91%	[37]
Fee Waiver or Reimbursement	(0.41%)	[37]
Net Expenses (as a percentage of Assets)	0.50%
VanEck ChiNext Innovators ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 1, 2027
VanEck ChiNext Innovators ETF | VanEck ChiNext Innovators ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Other Expenses (as a percentage of Assets):	0.50%
Expenses (as a percentage of Assets)	1.00%	[38]
Fee Waiver or Reimbursement	(0.35%)	[38]
Net Expenses (as a percentage of Assets)	0.65%	[38]
VanEck CMCI Commodity Strategy ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 1, 2027
VanEck CMCI Commodity Strategy ETF | VanEck CMCI Commodity Strategy ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Other Expenses (as a percentage of Assets):	4.30%
Expenses (as a percentage of Assets)	4.95%	[39]
Fee Waiver or Reimbursement	(4.28%)	[39]
Net Expenses (as a percentage of Assets)	0.67%	[39]

[1]	Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses) from exceeding 0.56% of the Fund’s average daily net assets per year until at least May 1, 2027. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.
[2]	Van Eck Associates Corporation (the “Adviser”) will pay all expenses of the Fund, except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. Notwithstanding the foregoing, the Adviser has agreed to pay the offering costs until at least May 1, 2027.
[3]	Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses) from exceeding 0.53% of the Fund’s average daily net assets per year until at least May 1, 2027. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.
[4]	Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses) from exceeding 0.56% of the Fund’s average daily net assets per year until at least May 1, 2027. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.
[5]	Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses) from exceeding 0.62% of the Fund’s average daily net assets per year until at least May 1, 2027. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.
[6]	Van Eck Associates Corporation (the “Adviser”) will pay all expenses of the Fund, except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. Notwithstanding the foregoing, the Adviser has agreed to pay the offering costs until at least May 1, 2027.
[7]	Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses) from exceeding 0.59% of the Fund’s average daily net assets per year until at least May 1, 2027. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.
[8]	Van Eck Associates Corporation (the “Adviser”) will pay all expenses of the Fund, except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. Notwithstanding the foregoing, the Adviser has agreed to pay the offering costs until at least May 1, 2027.
[9]	Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses) from exceeding 0.57% of the Fund’s average daily net assets per year until at least May 1, 2027. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.
[10]	Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses) from exceeding 0.55% of the Fund’s average daily net assets per year until at least May 1, 2027. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.
[11]	Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of the Fund’s average daily net assets per year until at least May 1, 2027. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.
[12]	Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses) from exceeding 0.78% of the Fund’s average daily net assets per year until at least May 1, 2027. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.
[13]	Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses) from exceeding 0.59% of the Fund’s average daily net assets per year until at least May 1, 2027. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.
[14]	Van Eck Associates Corporation (the “Adviser”) will pay all expenses of the Fund, except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. Notwithstanding the foregoing, the Adviser has agreed to pay the offering costs until at least May 1, 2027.
[15]	“Other Expenses” reflects the expenses of both the Fund and the Fund’s wholly-owned subsidiary (the “Subsidiary”).
[16]	Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund and Subsidiary expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses of the Fund and the Subsidiary) from exceeding 0.70% of the Fund’s average daily net assets per year until at least May 1, 2027. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.
[17]	Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses) from exceeding 0.57% of the Fund’s average daily net assets per year until at least May 1, 2027. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.
[18]	Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses) from exceeding 0.59% of the Fund’s average daily net assets per year until at least May 1, 2027. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.
[19]	Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses) from exceeding 0.76% of the Fund’s average daily net assets per year until at least May 1, 2027. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.
[20]	Van Eck Absolute Return Advisers Corporation (the “Adviser”) will pay all expenses of the Fund, except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. Notwithstanding the foregoing, the Adviser has agreed to pay the offering costs until at least May 1, 2027.
[21]	“Acquired Fund Fees and Expenses” include fees and expenses incurred indirectly by the Fund as a result of investments in other investment companies, including business development companies (“BDCs”). Because acquired fund fees and expenses are not borne directly by the Fund, they will not be reflected in the expense information in the Fund’s financial statements and the information presented in the table will differ from that presented in the Fund’s financial highlights included in the Fund’s reports to shareholders.
[22]	Van Eck Associates Corporation (the “Adviser”) will pay all expenses of the Fund, except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. Notwithstanding the foregoing, the Adviser has agreed to pay the offering costs until at least May 1, 2027.
[23]	Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses) from exceeding 0.30% of the Fund’s average daily net assets per year until at least May 1, 2027. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.
[24]	Van Eck Associates Corporation (the “Adviser”) will pay all expenses of the Fund, except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. Notwithstanding the foregoing, the Adviser has agreed to pay the offering costs until at least May 1, 2027.
[25]	Van Eck Associates Corporation (the “Adviser”) will pay all expenses of the Fund, except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. Notwithstanding the foregoing, the Adviser has agreed to pay the offering costs until at least May 1, 2027.
[26]	Van Eck Associates Corporation (the “Adviser”) will pay all expenses of the Fund, except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. Notwithstanding the foregoing, the Adviser has agreed to pay the offering costs until at least May 1, 2027.
[27]	Starting March 11, 2022, Van Eck Associates Corporation (the “Adviser”) implemented a waiver of the Fund’s management fee, which will continue in effect while the Fund liquidates.
[28]	“Other Expenses” have been restated to reflect current fees.
[29]	“Acquired Fund Fees and Expenses” include fees and expenses incurred indirectly by the Fund as a result of investments in other investment companies. Because acquired fund fees and expenses are not borne directly by the Fund, they will not be reflected in the expense information in the Fund’s financial statements and the information presented in the table will differ from that presented in the Fund’s financial highlights included in the Fund’s report to shareholders.
[30]	The Adviser has agreed to pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, depositary receipt fees/expenses, trading expenses, taxes and extraordinary expenses) from exceeding 0.62% of the Fund’s average daily net assets per year until at least December 31, 2027. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees (the “Board of Trustees”) of the VanEck ETF Trust (the “Trust”) acts to discontinue all or a portion of such expense limitation.
[31]	Starting March 11, 2022, Van Eck Associates Corporation (the “Adviser”) implemented a waiver of the Fund’s management fee, which will continue in effect while the Fund liquidates.
[32]	“Other Expenses” have been restated to reflect current fees.
[33]	“Acquired Fund Fees and Expenses” include fees and expenses incurred indirectly by the Fund as a result of investments in other investment companies. Because acquired fund fees and expenses are not borne directly by the Fund, they will not be reflected in the expense information in the Fund’s financial statements and the information presented in the table will differ from that presented in the Fund’s financial highlights included in the Fund’s report to shareholders.
[34]	The Adviser has agreed to pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, depositary receipt fees/expenses, trading expenses, taxes and extraordinary expenses) from exceeding 0.67% of the Fund’s average daily net assets per year until at least December 31, 2027. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees (the “Board of Trustees”) of VanEck ETF Trust (the “Trust”) acts to discontinue all or a portion of such expense limitation.
[35]	Van Eck Associates Corporation (the “Adviser”) will pay all expenses of the Fund, except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. Notwithstanding the foregoing, the Adviser has agreed to pay the offering costs until at least May 1, 2027.
[36]	Van Eck Associates Corporation (the “Adviser”) will pay all expenses of the Fund, except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. Notwithstanding the foregoing, the Adviser has agreed to pay the offering costs until at least May 1, 2027.
[37]	Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses) from exceeding 0.50% of the Fund’s average daily net assets per year until at least May 1, 2027. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.
[38]	Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, trading expenses, taxes and extraordinary expenses) from exceeding 0.65% of the Fund’s average daily net assets per year until at least May 1, 2027. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation
[39]	Van Eck Absolute Return Advisers Corporation (the “Adviser”) has agreed to waive fees and reimburse Fund expenses (inclusive of any Subsidiary expenses), excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses, to the extent necessary to prevent the operating expenses of the Fund and the Subsidiary from exceeding 0.65% of the Fund's average daily net assets per year until at least May 1, 2027.